Loan from Related Party - Schedule of Loan from Related Party (Details) (10K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Note face amount	$ 9,000	$ 91,166	$ 91,166
Debt Discount
Net Amount of note	2,631,310	1,956,986	1,737,566
President and Director [Member]
Note face amount	2,631,310	1,956,986	1,737,566
Debt Discount	0	0	0
Net Amount of note	2,631,310	1,956,986	1,737,566
Loan From Related Party [Member] | President and Director [Member]
Note face amount	2,631,310	1,956,986	1,737,566
Debt Discount	0	0	0
Net Amount of note	$ 2,631,310	$ 1,956,986	$ 1,737,566